Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
11.	Fair Value Measurements

The Partnership follows the fair value guidance in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) for items that are required to be measured at fair value. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Partnership’s market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1 Inputs — Quoted prices for identical instruments in active markets.

Level 2 Inputs — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs — Instruments with primarily unobservable value drivers.

Fair value information with respect to the Partnership’s leased assets and liabilities are not separately provided for since ASC 820 does not require fair value disclosures of leasing arrangements.

The Partnership’s carrying value of cash and cash equivalents, accounts payable and accrued liabilities, due to SQN AIF GP, LLC, due to SQN Securities, LLC and due to SQN Capital Management LLC, approximate fair value due to their short term until maturity.

The following is a reconciliation of the beginning and ending balances of the fair value of financial instruments calculated on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31:

	Equipment Notes Receivable	Equipment Loan Receivable	Collateralized Loan Receivable	Equipment Notes Payable	Loan Payable
Beginning balance, January 1, 2013	$—	$—	$—	$—	$—

Issuance of additional notes	2,950,000	6,530,766	322,000	8,541,339	6,800,000

Total gains (losses) included in earnings:
Interest income	4,142	19,682	2,519	—	—
Interest expense	—	—	—	—	25,755

Repayment of notes and accrued interest	(261,242)	—	—	—	—
Unrealized appreciation (depreciation)	55,072	—	8,968	—	—

Estimated fair value, December 31, 2013	$2,747,972	$6,550,448	$333,487	$8,541,339	$6,825,755

SQN AIF IV, GP LLC [Member]
Fair Value Measurements
11.	Fair Value Measurements

The LLC follows the fair value guidance in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) for items that are required to be measured at fair value. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the LLC’s market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1 Inputs — Quoted prices for identical instruments in active markets.

.

Level 2 Inputs — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs — Instruments with primarily unobservable value drivers.

Fair value information with respect to the Fund’s leased assets and liabilities are not separately provided for since ASC 820 does not require fair value disclosures of leasing arrangements.

The Fund’s carrying value of cash and cash equivalents, accounts payable and accrued liabilities, due from SQN Capital Corporation, due from SQN Capital Management LLC and due to SQN Securities, LLC, approximate fair value due to their short term until maturity.

The following is a reconciliation of the beginning and ending balances of the fair value of financial instruments calculated on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31:

	Equipment Notes Receivable	Equipment Loan Receivable	Collateralized Loan Receivable	Equipment Notes Payable	Loan Payable
Beginning balance, January 1, 2013	$—	$—	$—	$—	$—

Issuance of additional notes	2,950,000	6,530,766	322,000	8,541,339	6,800,000

Total gains (losses) included in earnings:
Interest income	4,142	19,682	2,519	—	—
Interest expense	—	—	—	—	25,755
Unrealized gains (losses)	55,072	—	8,968	—	—

Repayment of notes and accrued interest	(261,242)	—	—	—	—
Unrealized appreciation (depreciation)	55,072	—	8,968	—	—

Estimated fair value, December 31, 2013	$2,747,972	$6,550,448	$333,487	$8,541,339	$6,825,755